Share Capital	12 Months Ended
Dec. 31, 2019
DiscontinuedOperationsDiluted
Share Capital
(a)	Authorized:

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value.

(b)	Issued:

(i)	On July 23, 2019, the Company closed a private placement for 23.7 million flow through common shares for gross proceeds of CAD$1.4 million; of these shares, 17.3 million were issued at a price of CAD$0.06 per share and 6.4 million shares at CAD$0.0625 per share. The fair value of the shares was CAD$0.06 per share, resulting in the recognition of a flow through premium liability of CAD$0.0025 per share for a total of CAD$16,000. Finder fees were comprised of CAD$91,400 in cash and 1.5 million warrants; each warrant is exercisable to acquire one non-flow through common share at an exercise price of CAD$0.06 per share until July 23, 2021.

In November 2019, the Company issued 200,000 common shares at a value of CAD$0.06 per share to Silver Range for the Hard Cash and Nigel properties (Note 8(a)(v)).

In November 2019, the Company issued 375,000 common shares at a value of CAD$0.05 per share to Universal for the Princeton property (Note 8(a)(iv)).

(ii)	In June 2018, the Company received regulatory approval for a normal course issuer bid to acquire up to 10.9 million common shares of the Company representing approximately up to 5% of its issued and outstanding common shares at that time. The bid was effective on June 21, 2018 and terminated on June 20, 2019. The actual number of common shares purchased under the bid and the timing of any such purchases were at the Company’s discretion. Purchases under the bid shall not exceed 23,893 common shares per day. The Company paid the prevailing market price at the time of purchase for all common shares purchased under the bid, and all common shares purchased by the Company were cancelled. From June to December 2018, the Company purchased 438,000 shares for CAD$20,595 with an average price of CAD$0.05 per share; no further shares were purchased in 2019 under its normal course issuer bid.

In December 2018, the Company issued 100,000 common shares at a value of CAD$0.05 per share to Silver Range for the Hard Cash and Nigel properties (Note 8(a)(v)).

(iii)	In February 2017, the Company received regulatory approval for a normal course issuer bid to acquire up to 10.9 million common shares of the Company representing approximately up to 5% of its issued and outstanding common shares at that time. The bid was effective on February 8, 2017 and terminated on February 7, 2018. The actual number of common shares purchased under the bid and the timing of any such purchases was at the Company’s discretion. Purchases under the bid shall not exceed 86,128 common shares per day. The Company paid the prevailing market price at the time of purchase for all common shares purchased under the bid, and all common shares purchased by the Company were cancelled. For the year ended December 31, 2017, the Company purchased 2.6 million shares for CAD$213,700 with an average price of CAD$0.08 per share, of which 2.5 million common shares have been cancelled and the remaining common shares were cancelled in February 2018. Subsequent to December 31, 2017, a further 86,000 common shares for CAD$6,450 were purchased at an average price of CAD$0.08 per share, all of which were cancelled in February 2018.

In March 2017, stock options for 500,000 common shares were cancelled for the exercise of share appreciation rights for 272,727 common shares at a fair value of CAD$0.10 per share. In May 2017, stock options for 132,500 common shares were cancelled for the exercise of share appreciation rights for 29,166 common shares at a fair value of CAD$0.10 per share.

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. Finder fees were comprised of CAD$32,500 in cash and 250,000 warrants; each warrant is exercisable to acquire one non-flow through common share at an exercise price of CAD$0.15 per share until April 21, 2019.

(c)	Stock option plan:

The Company has a stock option plan that allows it to grant stock options to its directors, officers, employees, and consultants to acquire up to 44,261,695 common shares which was increased from 18,888,434 common shares at the Company’s Annual and Special Meeting held on June 2, 2017. The exercise price of each stock option cannot be lower than the last recorded sale of a board lot on the TSX during the trading day immediately preceding the date of granting or, if there was no such date, the high/low average price for the common shares on the TSX based on the last five trading days before the date of the grant. Stock options have a maximum term of ten years and terminate 30 days following the termination of the optionee’s employment, except in the case of death, in which case they terminate one year after the event. Vesting of stock options is made at the discretion of the board at the time the stock options are granted.

At the discretion of the board, certain stock option grants provide the holder the right to receive the number of common shares, valued at the quoted market price at the time of exercise of the stock options, that represent the share appreciation since granting the stock options.

The continuity of outstanding stock options for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
			Weighted		Weighted		Weighted
			average		average		average
			exercise		exercise		exercise
		Number	price	Number	price	Number	price
		of Shares	(CAD$)	of Shares	(CAD$)	of Shares	(CAD$)

Outstanding balance, beginning of year		16,400,000	$0.08	19,357,500	$0.08	16,445,000	$0.08
Granted		3,750,000	$0.06	4,250,000	$0.07	3,600,000	$0.10
Cancellation for share appreciation rights		-	-	-	-	(632,500)	$0.06
Forfeited		(60,000)	$0.07	(1,012,500)	$0.09	(18,750)	$0.10
Expired		(2,340,000)	$0.10	(6,195,000)	$0.08	(36,250)	$0.14
Outstanding balance, end of year		17,750,000	$0.07	16,400,000	$0.08	19,357,500	$0.08

Exercise price range			$0.05 - $0.10		$0.05 - $0.10		$0.06 - $0.10

The following table summarizes information about stock options exercisable and outstanding at December 31, 2019 and 2018:

		Options Outstanding						Options Exercisable
				Weighted		Weighted				Weighted		Weighted
				Average		Average				Average		Average
Exercise		Number		Remaining		Exercise		Number		Remaining		Exercise
Prices		Outstanding at		Contractual Life		Prices		Exercisable at		Contractual Life		Prices
(CAD$)		Dec 31, 2019		(Number of Years)		(CAD$)		Dec 31, 2019		(Number of Years)		(CAD$)

$0.06		3,700,000		0.94		$0.06		3,700,000		0.94		$0.06
$0.08		3,600,000		1.52		$0.08		3,600,000		1.52		$0.08
$0.10		2,050,000		2.42		$0.10		2,050,000		2.42		$0.10
$0.09		500,000		2.70		$0.09		500,000		2.70		$0.09
$0.08		3,200,000		3.49		$0.08		2,560,000		3.49		$0.08
$0.055		1,000,000		3.87		$0.055		600,000		3.87		$0.055
$0.07		700,000		4.15		$0.07		280,000		4.15		$0.07
$0.08		300,000		4.22		$0.08		120,000		4.22		$0.08
2,700,000		4.49		$0.06		1,080,000		4.49		$0.06
	17,750,000		2.62		$0.07		14,490,000		2.28		$0.08

		Options Outstanding						Options Exercisable
				Weighted		Weighted				Weighted		Weighted
				Average		Average				Average		Average
Exercise		Number		Remaining		Exercise		Number		Remaining		Exercise
Prices		Outstanding at		Contractual Life		Prices		Exercisable at		Contractual Life		Prices
(CAD$)		Dec 31, 2018		(Number of Years)		(CAD$)		Dec 31, 2018		(Number of Years)		(CAD$)

$0.10		2,300,000		0.54		$0.10		2,300,000		0.54		$0.10
$0.06		3,700,000		1.94		$0.06		3,700,000		1.94		$0.06
$0.08		3,600,000		2.52		$0.08		3,600,000		2.52		$0.08
$0.10		2,050,000		3.42		$0.10		2,050,000		3.42		$0.10
$0.09		500,000		3.70		$0.09		375,000		3.70		$0.09
$0.08		3,250,000		4.49		$0.08		1,300,000		4.49		$0.08
$0.06		500,000		4.87		$0.06		100,000		4.87		$0.06
$0.05		500,000		4.87		$0.05		100,000		4.87		$0.05
	16,400,000		2.79		$0.08		13,525,000		2.42		$0.08

During the year ended December 31, 2019, the Company recognized share-based payments of $120,000 (2018 - $118,000 and 2017 - $366,000), net of forfeitures, based on the fair value of stock options that were earned by the provision of services during the period. Share-based payments are segregated between directors and officers, employees and consultants, as applicable, as follows:

	2019	2018	2017

Directors and officers	$101	$118	$351
Employees	-	-	15
Consultants	19	-	-

	$120	$118	$366

The weighted average fair value of stock options granted and the weighted average assumptions used to calculate share-based payments for stock option grants are estimated using the Black-Scholes option pricing model as follows:

	2019	2018	2017

Number of stock options granted	3,750,000	4,250,000	3,600,000
Fair value of stock options granted (CAD$)	$0.04	$0.04	$0.08

Market price of shares on grant date (CAD$)	$0.06	$0.05	$0.10
Pre-vest forfeiture rate	13.81%	16.09%	15.41%
Risk-free interest rate	1.44%	2.10%	0.95%
Expected dividend yield	0%	0%	0%
Expected stock price volatility	105%	119%	134%
Expected option life in years	4.22	4.22	4.03

Expected stock price volatility is based on the historical price volatility of the Company’s common shares.

In March 2017, stock options for 500,000 common shares were cancelled for the exercise of share appreciation rights for 272,727 common shares. In May 2017, stock options for 132,500 common shares were cancelled for the exercise of share appreciation rights for 29,166 common shares.

On June 2, 2017, the Company’s Board of Directors provided for the full vesting of 2.25 million performance based stock options which were granted in July 2016 and which have an exercise price of CAD$0.08 and an expiry date of July 7, 2021.

In fiscal 2017, the Company granted the following stock options:

- 3,100,000 stock options to directors, officers and employees with an exercise price of CAD$0.10 and an expiry date of June 2, 2022, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter; and

- 500,000 stock options to an employee with an exercise price of CAD$0.09 and an expiry date of September 13, 2022, and which are subject to vesting provisions in which 25% of the options vest immediately on the grant date and 25% vest every six months thereafter;

In fiscal 2018, the Company granted the following stock options:

- 3,250,000 stock options to directors, officers and employees with an exercise price of CAD$0.08 and an expiry date of June 29, 2023, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter; and

- 1,000,000 stock options to an officer of which 500,000 stock options have an exercise price of CAD$0.05 and 500,000 stock options with an exercise price of CAD$0.06 and an expiry date of November 12, 2023, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter.

In fiscal 2019, the Company granted the following stock options:

- 700,000 stock options to consultants with an exercise price of CAD$0.07 per share and an expiry date of February 22, 2024 and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter;

- 300,000 stock options to a director with an exercise price of CAD$0.08 per share and an expiry date of March 21, 2024 and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter; and

- 2,750,000 stock options to directors, officers and employees with an exercise price of CAD$0.06 and an expiry date of June 27, 2024, and which are subject to vesting provisions in which 20% of the options vest immediately on the grant date and 20% vest every six months thereafter.

(d) Warrants:

At December 31, 2019, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at							Outstanding at
(CAD$)	Expiry Dates	December 31, 2018		Issued		Exercised		Expired	December 31, 2019

$0.12	March 3, 2019	8,852,576		-		-		(8,852,576)	-

$0.12	March 14, 2019	2,497,222		-		-		(2,497,222)	-

$0.12	March 14, 2019 (1)	155,556		-		-		(155,556)	-

$0.12	April 21, 2019 (2)	250,000		-		-		(250,000)	-

$0.06	July 23, 2021 (3)	-		1,508,121		-		-	1,508,121

	11,755,354		1,508,121		-		(11,755,354)	1,508,121

(1) As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(2) As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(3) As these warrants are agent’s warrants, a fair value of $33,110 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 89%, risk-free rate 1.44%, expected life 2 years, and expected dividend yield 0%.

At December 31, 2018, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at							Outstanding at
(CAD$)	Expiry Dates	December 31, 2017		Issued		Exercised		Expired	December 31, 2018

$0.10	July 31, 2018 (1), (7)	8,450,000		-		-		(8,450,000)	-

$0.15	September 18, 2018 (1)	5,254,055		-		-		(5,254,055)	-

$0.15	September 18, 2018 (1), (2)	661,718		-		-		(661,718)	-

$0.15	October 3, 2018 (1)	4,153,750		-		-		(4,153,750)	-

$0.15	October 3, 2018 (1), (3)	60,725		-		-		(60,725)	-

$0.08	September 21, 2018	5,332,776		-		-		(5,332,776)	-

$0.08	September 21, 2018 (4)	536,511		-		-		(536,511)	-

$0.12	March 3, 2019 (8)	8,852,576		-		-		-	8,852,576

$0.12	March 14, 2019 (8)	2,497,222		-		-		-	2,497,222

$0.12	March 14, 2019 (5), (8)	155,556		-		-		-	155,556

$0.12	April 21, 2019 (6)	250,000		-		-		-	250,000

	36,204,889		-		-		(24,449,535)	11,755,354

(1) On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2) As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3) As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4) As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5) As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6) As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7) On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018, which expired unexercised.

(8) These warrants expired unexercised on their respective expiry dates in 2019.

At December 31, 2017, the Company had outstanding warrants as follows:

Exercise
Prices		Outstanding at							Outstanding at
(CAD$)	Expiry Dates	December 31, 2016		Issued		Exercised		Expired	December 31, 2017

$0.10	July 31, 2018 (1), (7)	8,450,000		-		-		-	8,450,000

$0.15	March 18, 2017	55,000		-		-		(55,000)	-

$0.15	September 18, 2018 (1)	5,254,055		-		-		-	5,254,055

$0.15	September 18, 2018 (1), (2)	661,718		-		-		-	661,718

$0.15	April 3, 2017	346,250		-		-		(346,250)	-

$0.15	October 3, 2018 (1)	4,153,750		-		-		-	4,153,750

$0.15	October 3, 2018 (1), (3)	60,725		-		-		-	60,725

$0.08	September 21, 2018	5,332,776		-		-		-	5,332,776

$0.08	September 21, 2018 (4)	536,511		-		-		-	536,511

$0.12	March 3, 2019	8,852,576		-		-		-	8,852,576

$0.12	March 14, 2019	2,497,222		-		-		-	2,497,222

$0.12	March 14, 2019 (5)	155,556		-		-		-	155,556

$0.12	April 21, 2019 (6)	-		250,000		-		-	250,000

	36,356,139		250,000		-		(401,250)	36,204,889

(1) On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.

(2) As these warrants are agent’s warrants, a fair value of $43,120 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 120%, risk-free rate 1.17%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $4,622 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(3) As these warrants are agent’s warrants, a fair value of $3,335 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 121%, risk-free rate 1.27%, expected life 3 years, and expected dividend yield 0%. On August 28, 2015, the agent’s warrants were modified by the extension of the expiry term by 18 months resulting in a net fair value adjustment of $386 as applied to reserve for share-based payments with a corresponding debit to deficit using the Black-Scholes option pricing model with the following revised assumptions: volatility 146%, risk-free rate 0.46%, expected life 3 years, and expected dividend yield 0%.

(4) As these warrants are agent’s warrants, a fair value of $20,747 was recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 147%, risk-free rate 0.57%, expected life 3 years, and expected dividend yield 0%.

(5) As these warrants are agent’s warrants, a fair value of $10,320 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 150%, risk-free rate 0.58%, expected life 3 years, and expected dividend yield 0%.

(6) As these warrants are agent’s warrants, a fair value of $11,460 was originally recorded as share issuance expense as applied to share capital with a corresponding credit to reserve for share-based payments calculated using the Black-Scholes option pricing model with the following assumptions: volatility 125%, risk-free rate 0.71%, expected life 2 years, and expected dividend yield 0%.

(7) On July 14, 2017, the Company extended the term of the expiry period of the warrants by one year from July 31, 2017 to July 31, 2018.

(e) Common shares reserved for issuance:

	Number of Shares
	December 31,
	2019	2018	2017

Stock options (Note 11(c))	17,750,000	16,400,000	19,357,500
Warrants (Note 11(d))	1,508,121	11,755,354	36,204,889

Balance	19,258,121	28,155,354	55,562,389